Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Digital Currencies

The following table presents the activities of digital currencies for the three months ended March 31, 2021:

Digital currencies at December 31, 2020	$4
Additions of digital currencies from mining	286
Payment of digital currencies to management partners	-
Realized gain on sale of digital currencies	(6)
Net realizable value adjustment	(1)
Sale of digital currencies	(277)
Digital currencies at March 31, 2021	$6

The following table presents the activities of digital currencies for the years ended December 31, 2020 and 2019:

Digital currencies at January 1, 2019	$30
Additions of digital currencies from mining	836
Payment of digital currencies to management partners	(198)
Realized gain on sale of digital currencies	46
Net realizable value adjustment	(22)
Sale of digital currencies	(674)
Digital currencies at December 31, 2019	18
Additions of digital currencies from mining	1,434
Additions of digital currencies from the sale of property and equipment	53
Payment of digital currencies to management partners	(90)
Realized gain on sale of digital currencies	29
Net realizable value adjustment	(2)
Sale of digital currencies	(1,438)
Digital currencies at December 31, 2020	$4